Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Unrecognized Tax Positions [Line Items]
Unrecognized Tax Benefits	$ 101,000	$ 200,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(37,000)	(99,000)
Unrecognized Tax Benefits	64,000	101,000	200,000
Deferred Tax Liabilities [Abstract]
Total	(45,106,000)	(45,424,000)
Deferred Tax Assets [Abstract]
Deferred Tax Assets Current and NonCurrent, Total	4,528,000	4,461,000
Net accumulated deferred income tax liability	(40,578,000)	(40,963,000)
Current
Federal	4,532,000	1,940,000	525,000
State	842,000	390,000	220,000
Total	5,374,000	2,330,000	745,000
Deferred	(515,000)	1,939,000	2,513,000
Income tax expense	4,859,000	4,269,000	3,258,000
Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	34.00%	34.00%	34.00%
State income taxes, net of federal benefit (in hundredths)	4.00%	4.00%	4.00%
Amortization of investment tax credits (in hundredths)	(0.10%)	(0.20%)	(0.30%)
Other differences, net (in hundredths)	(0.90%)	(0.60%)	(1.70%)
Effective income tax rate (in hundredths)	37.00%	37.20%	36.00%
Unrecognized tax benefits that would impact effective tax rate		31,000
Unrecognized tax benefits, interest accrued	5,000
Unrecognized tax benefits, interest recognized	4,000	1,000
Noncurrent [Member]
Deferred Tax Liabilities [Abstract]
Accelerated depreciation	(36,903,000)	(36,004,000)
Other	(954,000)	(1,040,000)
Pensions	(1,240,000)	(908,000)
Regulatory assets - asset retirement obligation	(820,000)	(736,000)
Regulatory assets - loss on extinguishment of debt	(1,196,000)	(1,287,000)
Regulatory assets - unrecognized accrued pension	(2,091,000)	(2,418,000)
Deferred Tax Liabilities Regulatory Liabilities	(1,268,000)	(1,268,000)
Deferred Tax Liabilities, Noncurrent	(44,472,000)	(43,661,000)
Deferred Tax Assets [Abstract]
Accrued employee benefits	992,000	855,000
Asset retirement obligations	1,176,000	1,284,000
Investment tax credits	15,000	25,000
Other	76,000	81,000
Regulatory liabilities	1,570,000	1,610,000
Section 263(a) capitalized costs	105,000	182,000
Total	3,934,000	4,037,000
Current [Member]
Deferred Tax Liabilities [Abstract]
Deferred gas costs	(275,000)	(1,459,000)
Prepaid expenses	(359,000)	(304,000)
Deferred Tax liabilities Current	(634,000)	(1,763,000)
Deferred Tax Assets [Abstract]
Accrued employee benefits	405,000	313,000
Other	90,000	53,000
Bad debt reserve	99,000	58,000
Total	$ 594,000	$ 424,000